Debt - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 05, 2018	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Revolving credit agreement, maturity date	Dec. 05, 2023
Payment of fees related to revolving credit agreement			$ 22	$ 196
Borrowings under revolving credit agreement			89,000	0
Line of Credit Facility, Maximum Borrowing Capacity			$ 560,000
London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread			87.50%
Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread			0.50%
Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread			1.00%
Commitment Fee
Debt Instrument [Line Items]
Basis spread			7.50%
Federal Funds and Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Basis spread			0.00%
Maximum | London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread			150.00%
Maximum | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread			50.00%
Maximum | Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread			50.00%
Maximum | Commitment Fee
Debt Instrument [Line Items]
Basis spread			20.00%
Minimum | London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread			87.50%
Minimum | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread			0.00%
Minimum | Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread			0.00%
Minimum | Commitment Fee
Debt Instrument [Line Items]
Basis spread			7.50%
Letter of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,000
Swingline Subfacility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			100,000
Revolving Credit Facility
Debt Instrument [Line Items]
Payment of fees related to revolving credit agreement			22	$ 196
Seasonal discretionary maximum borrowing capacity under revolving credit agreement		$ 460,000
Alternative Currency Sublimit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			75,000
Mexican Borrowing Sublimit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 8,000